Significant Events and Transactions	6 Months Ended
Jun. 30, 2026
Significant Events and Transactions [Abstract]
Significant events and transactions
3.	Significant events and transactions

The following significant events and transactions have occurred since December 31, 2025.

Shareholder loans

During the reporting period, the credit facilities under two shareholder loans were increased and the applicable interest rates were amended. Additional drawdowns were made under both facilities. Furthermore, the maturity dates of these two shareholder loans, as well as of an additional shareholder loan, were extended. Please refer to Note 4.2.7.

Repurchase of warrants related to convertible notes

In April 2026, Lucerne Capital Master Fund L.P. acquired the rights and warrants related to the May 1, 2025 financing through convertible notes agreements for cash consideration of kUSD 12,500. Subsequently, the Company and Lucerne Capital Master Fund entered into a cancellation agreement pursuant to which these rights and warrants were cancelled for total consideration of kUSD 12,557. As of June 30, 2026, the Company had made a partial payment of kUSD 5,000 (kEUR 4,245), resulting in the cancellation of 742,924 warrants, while 1,084,360 warrants remained outstanding. Please refer to Note 4.2.5.

Exercise of warrants

Following a reduction of the exercise price from USD 6.20 to USD 1.00 per share on April 9, 2026, 5,172,045 Warrants relating to shareholder loans were exercised, generating proceeds of kUSD 5,172 and resulting in the issuance of 5,172,045 Ordinary Shares. In addition, 40,859 public warrants were exercised during the first half of fiscal year 2026, generating cash proceeds of kUSD 470.

As a result, the carrying value of the Company’s warrant liability decreased from kEUR 54,809 as of December 31, 2025, to kEUR 11,396 as of June 30, 2026.

Please refer to Note 4.2.5.

Issue of Subscription Rights

In May 2026, the Company entered into subscription agreements with certain investors, pursuant to which the Company agreed to issue non-transferable subscription rights to purchase up to an aggregate of 11,324,000 Ordinary Shares at an exercise price of $1.00 per Ordinary Share, in exchange for support in connection with the Company’s efforts to simplify its capital structure. On May 8, 2026, and May 28, 2026, investors exercised their rights to subscribe for 9,324,000 Ordinary Shares. As of June 30, 2026, 2,000,000 Ordinary Shares remain outstanding and are exercisable until December 31, 2029.

The Company received gross proceeds of kUSD 9.324 (kEUR 7,947) from the exercise of the subscription rights. The Company intends to use the proceeds for general corporate purposes, which may include working capital, capital expenditure, and other business investments.

Please refer to Note 4.2.4.